STATEMENTS OF OPERATIONS (USD $)	12 Months Ended		24 Months Ended
	May 31, 2013	May 31, 2012	May 31, 2013
STATEMENTS OF OPERATIONS [Abstract]
REVENUES
EXPENSES
General and Administrative	4,378	2,947	7,433
Professional Fees	9,121	1,921	14,042
Total expenses	13,499	4,868	21,475
Loss Before Income Taxes	(13,499)	(4,868)	(21,475)
Provision for Income Taxes
Net Loss	$ (13,499)	$ (4,868)	$ (21,475)
EARNINGS PER SHARE DATA:
Basic and diluted loss per common share	$ 0.00	$ 0.00	$ 0.00
Basic and diluted weighted average common shares outstanding	9,000,000	9,000,000	9,000,000